Income taxes - Rollforward of Net Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability at beginning of period	$ (442,842,704)	$ (276,910,507)	$ (299,979,693)
Movement included in profit or loss	64,069,427	(170,924,088)	26,969,522
Movement included in other comprehensive income	(2,511,160)	4,991,891	(3,900,336)
Deferred tax liability at end of period	$ (381,284,437)	$ (442,842,704)	$ (276,910,507)